Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of net realized and unrealized gains and losses on derivative instruments

		For the Three Months Ended June 30,		For the Six Months Ended June 30,
	Statement Location	2024	2023	2024	2023
Net realized gains (losses)
Foreign currency forward contracts	Net realized gains (losses) on foreign currency forward contracts	$—	$(10)	$—	$101
Net change in unrealized appreciation (depreciation)
Foreign currency forward contracts	Net change in unrealized (depreciation) on foreign currency forward contracts	—	5	—	(73)
Net realized and unrealized gains (losses) on foreign currency forward contracts		$—	$(5)	$—	$28